DEBT (Tables)	3 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings, Bank Overdrafts and Long-term Debt
Short-term borrowings, bank overdrafts and long-term debt consisted of the following:

	March 31, 2025	December 31, 2024

	(U.S. Dollars in thousands)
Revolving Credit Facility	$85,854	$18,999
Term Loan A and Term Loan B	702,350	703,700
Vessel financing loans	56,392	60,068
Other long-term financing arrangements	60,628	64,201
Other revolving credit facilities, at a weighted average interest rate of 5.7% as of March 31, 2025 (5.6% as of December 31, 2024)	46,897	34,717
Bank overdrafts	9,433	11,443
Finance lease obligations, at a weighted average interest rate of 5.5% as of March 31, 2025 (5.5% as of December 31, 2024)	35,376	74,018
Total debt, gross	996,930	967,146
Unamortized debt discounts and debt issuance costs	(8,770)	(9,531)
Total debt, net	988,160	957,615
Current maturities, net of unamortized debt discounts and debt issuance costs	(44,744)	(80,097)
Bank overdrafts	(9,433)	(11,443)
Long-term debt, net	$933,983	$866,075